INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 6,649	$ 3,148
Work in process	12,932	7,656
Finished goods	8,102	5,303
Inventories	27,683	16,107
Write-offs	$ 2,551	$ 1,554	$ 1,824